Cover	Apr. 21, 2023
Cover [Abstract]
Entity Registrant Name	TRUTANKLESS, INC.
Entity Central Index Key	0001429393
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	Apr. 21, 2023
Entity Incorporation State Country Code	NV
Entity Tax Identification Number	26-2137574
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity File Number	000-54219
Entity Address City Or Town	Scottsdale
Entity Address State Or Province	AZ
Entity Address Postal Zip Code	85254
City Area Code	480
Local Phone Number	275-7572
Entity Address Address Line 1	14646 North Kierland Blvd., Suite 270